Rational Equity Armor Fund

Class A Shares: HDCAX	Class C Shares: HDCEX	Institutional Shares: HDCTX

Rational Tactical Return Fund

Class A Shares: HRSAX	Class C Shares: HRSFX	Institutional Shares: HRSTX

Rational Dynamic Brands Fund

Class A Shares: HSUAX	Class C Shares: HSUCX	Institutional Shares: HSUTX

Rational Strategic Allocation Fund

Class A Shares: RHSAX	Class C Shares: RHSCX	Institutional Shares: RHSIX

Return Stacked® Balanced Allocation & Systematic Macro Fund

(formerly, Rational/ReSolve Adaptive Asset Allocation Fund)

Class A Shares: RDMAX	Class C Shares: RDMCX	Institutional Shares: RDMIX

Rational/Pier 88 Convertible Securities Fund

Class A Shares: PBXAX	Class C Shares: PBXCX	Institutional Shares: PBXIX

Rational Special Situations Income Fund

Class A Shares: RFXAX	Class C Shares: RFXCX	Institutional Shares: RFXIX

Rational/RGN Hedged Equity Fund

Class A Shares: RNEAX	Class C Shares: RNECX	Institutional Shares: RNEIX

July 24, 2025

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information (“SAI”) for each Fund, dated May 1, 2025.

_____________________________________________________________________________

The physical address of Rational Advisors, Inc. (the “Advisor”) has changed as follows:

Former Address	New Address
53 Palmeras Street Suite 601 San Juan, PR 00901	207 Calle del Parque, AM Tower Floor 7, Suite 2 San Juan, PR 00912-3242

Accordingly, all references to the Advisor’s former address contained in the Funds’ currently effective SAI are hereby changed to the new address set forth above.

* * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Funds, each dated May 1, 2025, which provides information that you should know about the Funds before investing. This document is available upon request and without charge by calling the Funds toll-free at 1-800-253-0412 or by writing to Rational Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.